Balance Sheet components - Summary of prepaid and other current assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Contract asset, current	$ 17.2	$ 23.8	$ 32.5
Prepaid expenses	19.3	14.6
Value added tax ("VAT") receivable	0.0	0.9
Other current assets	1.0	2.6
Total prepaid and other current assets	$ 37.5	$ 41.9